Note 2 - Summary of Significant Accounting Policies - Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Opening, accounts receivable, net	[1]	$ 53,749	$ 43,619
Opening, deferred revenue		74,688	60,600
Opening, deferred sales commissions		31,943	28,351
Closing, accounts receivable, net	[1]	61,335	53,749
Closing, deferred revenue		82,332	74,688
Closing, deferred sales commissions		38,926	31,943
Increase/(decrease), accounts receivable, net	[1]	7,586	10,130
Increase/(decrease), deferred revenue		7,644	14,088
Increase/(decrease), deferred sales commissions		$ 6,983	$ 3,592

[1]	Accounts receivable, net is inclusive of accounts receivable, net of allowance for doubtful accounts, current unbilled receivables and long-term unbilled receivables.